Subsequent Events - Regular Distributions Declared (Details) - $ / shares						1 Months Ended			12 Months Ended
	Jun. 28, 2024	May 31, 2024	Apr. 30, 2024	Mar. 29, 2024	Sep. 30, 2023	Feb. 29, 2024	Jan. 31, 2024	Jun. 30, 2023	Dec. 31, 2023
Class I
Subsequent Event [Line Items]
Distributions from net investment income (in dollars per share)									$ 1.03
Net Distribution (in dollars per share)								$ 0.19925	1.02635
Class I | Subsequent Event
Subsequent Event [Line Items]
Distributions from net investment income (in dollars per share)						$ 0.21430	$ 0.21430
Shareholder Servicing and/or Distribution Fee (in dollars per share)						0.00000	0.00000
Net Distribution (in dollars per share)						0.21430	0.21430
Class I | Subsequent Event | Forecast
Subsequent Event [Line Items]
Distributions from net investment income (in dollars per share)	$ 0.21430	$ 0.21430	$ 0.21430	$ 0.21430
Class S
Subsequent Event [Line Items]
Distributions from net investment income (in dollars per share)					$ 0.93
Net Distribution (in dollars per share)								0.17975	0.93007
Class S | Subsequent Event
Subsequent Event [Line Items]
Distributions from net investment income (in dollars per share)						0.21430	0.21430
Shareholder Servicing and/or Distribution Fee (in dollars per share)						0.01830	0.01960
Net Distribution (in dollars per share)						0.19600	0.19470
Class S | Subsequent Event | Forecast
Subsequent Event [Line Items]
Distributions from net investment income (in dollars per share)	0.21430	0.21430	0.21430	0.21430
Class D
Subsequent Event [Line Items]
Distributions from net investment income (in dollars per share)					$ 1.00
Net Distribution (in dollars per share)								$ 0.19351	$ 0.99803
Class D | Subsequent Event
Subsequent Event [Line Items]
Distributions from net investment income (in dollars per share)						0.21430	0.21430
Shareholder Servicing and/or Distribution Fee (in dollars per share)						0.00538	0.00576
Net Distribution (in dollars per share)						$ 0.20892	$ 0.20854
Class D | Subsequent Event | Forecast
Subsequent Event [Line Items]
Distributions from net investment income (in dollars per share)	$ 0.21430	$ 0.21430	$ 0.21430	$ 0.21430